Income Taxes - Summary of Domestic and Foreign Income (Loss) from Continuing Operations Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
United States	$ 13,052	$ 7,443	$ (16,163)
Foreign	14,279	4,846	15,712
Income (loss) from operations before income taxes	$ 27,331	$ 12,289	$ (451)